Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2021	Dec. 31, 2020
Assets:
Cash		$ 48,330	$ 8,800
Prepaid expenses		522,202
Total current assets		570,532	8,800
Deferred offering cost			82,900
Investments held in Trust Account		201,262,186
Total Assets		201,832,718	91,700
Current liabilities:
Accounts payable		183,911	1,032
Accrued expenses		2,164,500	16,700
Franchise tax payable		149,091
Note payable			50,000
Total current liabilities		2,497,502	67,732
Deferred underwriting commissions		7,043,750
Total liabilities		9,541,252	67,732
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 20,125,000 and -0- shares at $10.00 per share as of September 30, 2021 and December 31, 2020, respectively		201,250,000
Stockholders’ Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 602,500 and -0- shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively		60
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 2,875,000 shares issued and outstanding(1)	[1]		288
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 5,031,250 shares issued and outstanding as of September 30, 2021 and December 31, 2020		503	503
Additional paid-in capital			24,497
Accumulated deficit		(8,959,097)	(1,032)
Total stockholders’ equity (deficit)		(8,958,534)	23,968
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)		$ 201,832,718	$ 91,700

[1]	This number includes up to 375,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.